Subsequent events (Details Narrative) - shares	Oct. 21, 2025	May 10, 2024
Subsequent Event [Line Items]
Ordinary shares issued		480,000
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Ordinary shares issued		240,000
Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares issued	90,000
Chief Financial Officer [Member]
Subsequent Event [Line Items]
Ordinary shares issued		240,000
Chief Financial Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares issued	90,000
Director [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares issued	90,000